Segment reporting - Financial information by segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
Revenue	$ 202,748	$ 290,591	[1]
Profit (loss) before income tax	(51,743)	9,562	[1]
Non-current assets	3,739,491			$ 2,530,337	[2]
Current assets	447,618			280,636	[2]
TOTAL ASSETS	4,187,109			2,810,973	[2]
Equity	2,336,580	1,864,188		1,846,361	[2]	$ 1,887,956
Non-current liabilities	1,428,312			805,872	[2]
Current liabilities	422,217			158,740	[2]
TOTAL EQUITY and LIABILITIES	4,187,109			2,810,973	[2]
Operating segments | Tankers
Disclosure of operating segments [line items]
Revenue	202,746	290,620
Profit (loss) before income tax	(60,168)	(11,446)
Non-current assets	3,705,362			2,504,467
Current assets	448,021			281,132
TOTAL ASSETS	4,153,383			2,785,599
Equity	2,302,842			1,820,887
Non-current liabilities	1,428,312			805,872
Current liabilities	422,229			158,840
TOTAL EQUITY and LIABILITIES	4,153,383			2,785,599
Operating segments | FSO
Disclosure of operating segments [line items]
Revenue	24,323	32,437
Profit (loss) before income tax	9,279	18,445
Non-current assets	170,603			179,062
Current assets	14,421			11,581
TOTAL ASSETS	185,024			190,643
Equity	33,737			25,473
Non-current liabilities	127,417			164,442
Current liabilities	23,870			728
TOTAL EQUITY and LIABILITIES	185,024			190,643
Less: Equity-accounted investees
Disclosure of operating segments [line items]
Revenue	24,321	32,466
Profit (loss) before income tax	854	$ (2,563)
Non-current assets	136,474			153,192
Current assets	14,824			12,077
TOTAL ASSETS	151,298			165,269
Equity	(1)			(1)
Non-current liabilities	127,417			164,442
Current liabilities	23,882			828
TOTAL EQUITY and LIABILITIES	$ 151,298			$ 165,269

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.
[2]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.